Shareholder Report, Holdings (Details) - Tarkio Fund	May 31, 2026
Holdings [Line Items]
Percent of Net Asset Value	71.15%
Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.27%
Congex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%
General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
The Mantiowoc Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
G E Vernova L L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
Azenta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.02%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	17.27%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.25%
Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.31%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.37%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.56%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.37%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.46%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%
Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.85%